EQUITY-METHOD INVESTMENT - Narrative (Q1) (Details) $ in Thousands	1 Months Ended	3 Months Ended		12 Months Ended
	Aug. 31, 2021 USD ($)	Mar. 31, 2024 USD ($) investment	Mar. 31, 2023 USD ($)	Dec. 31, 2023 USD ($) investment	Dec. 31, 2022 USD ($) investment
Schedule of Equity Method Investments [Line Items]
Number of equity method investments | investment		1		1	2
Gain from equity-method investment		$ 4	$ 22	$ 22	$ (45)
Volato 158, LLC
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership percentage	100.00%	3.125%		3.125%	3.125%
Asset contributed in exchange for membership interest	$ 4,200
Gain from equity-method investment		$ 4	$ 2	$ (3)	$ 11